Employee benefits	12 Months Ended
Dec. 31, 2021
Employee benefits
Employee benefits

10.          Employee benefits

The following table shows the items of employee benefits for the years ended December 31:

	2021	2020	2019
Wages and salaries	17,882	15,081	11,587
Social security costs	2,332	1,847	1,620
	20,214	16,928	13,207

The employer’s contributions to pension insurance plans of €1,030 (2020: €795, 2019: €696) are classified as payments under a defined contribution plan, and are recognized as an expense.